OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2011
Other Receivables [Abstract]
Other Receivables [Text Block]
6	OTHER RECEIVABLES

Other receivables consist of the following:

	December 31, 2011	December 31, 2010

Utility and rental deposits	$137,359	$78,368
IPO proceeds receivable (a)	-	4,033,848
Advances to employees (b)	1,716,539	589,373
Government grant receivables	555,805	617,527
Others (c)	1,893,367	1,349,842
	$4,303,070	$6,668,958

(a)	The amount represented the global IPO proceeds retained by CCB International Asset Management Limited.
(b)	Advances to employees are unsecured, interest free and repayable on demand.
(c)	The amount represented mainly the advances and deposits to third parties with business relationships which are unsecured, interest free and repayable on demand.